Segment and geographical information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Sales classified by geographic destination:
Gross revenues	$ 11,339	$ 14,755	$ 13,548
America, except United States
Sales classified by geographic destination:
Gross revenues	497	671	727
United States
Sales classified by geographic destination:
Gross revenues	408	341	476
Europe
Sales classified by geographic destination:
Gross revenues	1,889	2,567	2,635
Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	367	537	456
Japan
Sales classified by geographic destination:
Gross revenues	1,335	2,003	1,509
China
Sales classified by geographic destination:
Gross revenues	3,551	4,615	4,024
Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	941	1,534	1,184
Brazil
Sales classified by geographic destination:
Gross revenues	2,351	2,487	2,537
Bulk Material
Sales classified by geographic destination:
Gross revenues	8,240	10,984	9,519
Bulk Material | America, except United States
Sales classified by geographic destination:
Gross revenues	183	292	247
Bulk Material | United States
Sales classified by geographic destination:
Gross revenues	29	42	5
Bulk Material | Europe
Sales classified by geographic destination:
Gross revenues	1,357	1,774	2,025
Bulk Material | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	315	493	437
Bulk Material | Japan
Sales classified by geographic destination:
Gross revenues	1,183	1,709	1,132
Bulk Material | China
Sales classified by geographic destination:
Gross revenues	3,395	4,287	3,658
Bulk Material | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	660	1,256	771
Bulk Material | Brazil
Sales classified by geographic destination:
Gross revenues	1,118	1,131	1,244
Base Metals
Sales classified by geographic destination:
Gross revenues	1,775	2,361	2,749
Base Metals | America, except United States
Sales classified by geographic destination:
Gross revenues	254	371	462
Base Metals | United States
Sales classified by geographic destination:
Gross revenues	356	299	469
Base Metals | Europe
Sales classified by geographic destination:
Gross revenues	475	729	573
Base Metals | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues	52	43	18
Base Metals | Japan
Sales classified by geographic destination:
Gross revenues	150	292	375
Base Metals | China
Sales classified by geographic destination:
Gross revenues	156	308	331
Base Metals | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	263	259	405
Base Metals | Brazil
Sales classified by geographic destination:
Gross revenues	69	60	116
Fertilizers
Sales classified by geographic destination:
Gross revenues	829	856	787
Fertilizers | America, except United States
Sales classified by geographic destination:
Gross revenues	13		18
Fertilizers | United States
Sales classified by geographic destination:
Gross revenues	22
Fertilizers | Europe
Sales classified by geographic destination:
Gross revenues	44	45	19
Fertilizers | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues		1
Fertilizers | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	16	19	8
Fertilizers | Brazil
Sales classified by geographic destination:
Gross revenues	734	791	742
Logistic
Sales classified by geographic destination:
Gross revenues	403	420	328
Logistic | America, except United States
Sales classified by geographic destination:
Gross revenues	36
Logistic | Brazil
Sales classified by geographic destination:
Gross revenues	367	420	328
Others
Sales classified by geographic destination:
Gross revenues	92	134	165
Others | America, except United States
Sales classified by geographic destination:
Gross revenues	11	8
Others | United States
Sales classified by geographic destination:
Gross revenues	1		2
Others | Europe
Sales classified by geographic destination:
Gross revenues	13	19	18
Others | Middle East/Africa/Oceania
Sales classified by geographic destination:
Gross revenues			1
Others | Japan
Sales classified by geographic destination:
Gross revenues	2	2	2
Others | China
Sales classified by geographic destination:
Gross revenues		20	35
Others | Asia, other than Japan and China
Sales classified by geographic destination:
Gross revenues	2
Others | Brazil
Sales classified by geographic destination:
Gross revenues	$ 63	$ 85	$ 107